Statement of Additional Information (SAI) Supplement for the SAI dated April 11, 2011 Dated May 10, 2011*
Fund Name
Columbia Emerging Markets Opportunity Fund
Columbia Portfolio Builder Conservative Fund
Columbia Portfolio Builder Aggressive Fund
Columbia Portfolio Builder Moderate Fund
Columbia Portfolio Builder Moderate Conservative Fund
Columbia Portfolio Builder Moderate Aggressive Fund
Columbia Portfolio Builder Total Equity Fund
Columbia Retirement Plus 2010 Fund
Columbia Retirement Plus 2015 Fund
Columbia Retirement Plus 2020 Fund
Columbia Retirement Plus 2025 Fund
Columbia Retirement Plus 2030 Fund
Columbia Retirement Plus 2035 Fund
Columbia Retirement Plus 2040 Fund
Columbia Retirement Plus 2045 Fund
Columbia Strategic Allocation Fund
The portfolio manager reporting for the Fund in Table 19. Portfolio Managers, in the Funds’ SAI is superseded and replaced with the following:
Reporting is provided as of the end of the most recent fiscal year end, unless otherwise noted.
Table 19. Portfolio Managers

		Other Accounts Managed (excluding the fund)			Ownership	Potential
		Number and type	Approximate Total Net	Performance Based	of Fund	Conflicts	Structure of
Fund	Portfolio Manager	of account*	Assets	Accounts(a)	Shares	of Interest	Compensation
For funds with fiscal period ending January 31
Columbia Portfolio Builder Aggressive	Kent M. Bergene(b)	26 RICs	$5.22 billion	None	$50,001-$100,000	(1)	(15)
		7 other accounts	$1.67 million
	Colin Moore	29 RICs	$7.57 billion	1 RIC ($1.04 B)	None
	Anwiti Bahuguna	27 RICs	$6.27 billion	1 RIC ($1.04 B)	None	(1)	(14)
		7 other accounts	$16.84 million
	Kent Peterson	27 RICs	$6.27 billion	1 RIC ($1.04 B)	None
		4 other accounts	$0.63 million
	Marie M. Schofield	27 RICs	$6.27 billion	1 RIC ($1.04 B)	None

Columbia Portfolio Builder Conservative	Kent M. Bergene(b)	26 RICs	$5.54 billion	None	$10,001-$50,000	(1)	(15)
		7 other accounts	$1.67 million
	Colin Moore	29 RICs	$7.88 billion	1 RIC ($1.04 B)	None
	Anwiti Bahuguna	27 RICs	$6.58 billion	1 RIC ($1.04 B)	None	(1)	(14)
		7 other accounts	$16.84 million
	Kent Peterson	27 RICs	$6.58 billion	1 RIC ($1.04 B)	None
		4 other accounts	$0.63 million
	Marie M. Schofield	27 RICs	$6.58 billion	1 RIC ($1.04 B)	None

		Other Accounts Managed (excluding the fund)			Ownership	Potential
		Number and type	Approximate Total Net	Performance Based	of Fund	Conflicts	Structure of
Fund	Portfolio Manager	of account*	Assets	Accounts(a)	Shares	of Interest	Compensation
Columbia Portfolio Builder Moderate Aggressive	Kent M. Bergene(b)	26 RICs	$4.60 billion	None	$50,001-$100,000	(1)	(15)
		7 other accounts	$1.67 million
	Colin Moore	29 RICs	$6.95 billion	1 RIC ($1.04 B)	None
	Anwiti Bahuguna	27 RICs	$5.65 billion	1 RIC ($1.04 B)	None	(1)	(14)
		7 other accounts	$16.84 million
	Kent Peterson	27 RICs	$5.65 billion	1 RIC ($1.04 B)	None
		4 other accounts	$0.63 million
	Marie M. Schofield	27 RICs	$5.65 billion	1 RIC ($1.04 B)	None

Columbia Portfolio Builder Moderate Conservative	Kent M. Bergene(b)	26 RICs	$5.32 billion	None	$10,001-$50,000	(1)	(15)
		7 other accounts	$1.67 million
	Colin Moore	29 RICs	$7.67 billion	1 RIC ($1.04 B)	None
	Anwiti Bahuguna	27 RICs	$6.37 billion	1 RIC ($1.04 B)	None	(1)	(14)
		7 other accounts	$16.84 million
	Kent Peterson	27 RICs	$6.37 billion	1 RIC ($1.04 B)	None
		4 other accounts	$0.63 million
	Marie M. Schofield	27 RICs	$6.37 billion	1 RIC ($1.04 B)	None

Columbia Portfolio Builder Moderate	Kent M. Bergene(b)	26 RICs	$4.40 billion	None	$100,001-$500,000	(1)	(15)
		7 other accounts	$1.67 million
	Colin Moore	29 RICs	$6.75 billion	1 RIC ($1.04 B)	None
	Anwiti Bahuguna	27 RICs	$5.45 billion	1 RIC ($1.04 B)	None	(1)	(14)
		7 other accounts	$16.84 million
	Kent Peterson	27 RICs	$5.45 billion	1 RIC ($1.04 B)	None
		4 other accounts	$0.63 million
	Marie M. Schofield	27 RICs	$5.45 billion	1 RIC ($1.04 B)	None

Columbia Portfolio Builder Total Equity	Kent M. Bergene(b)	26 RICs	$5.32 billion	None	None	(1)	(15)
		7 other accounts	$1.67 million
	Colin Moore	29 RICs	$7.67 billion	1 RIC ($1.04 B)	None
	Anwiti Bahuguna	27 RICs	$6.37 billion	1 RIC ($1.04 B)	None	(1)	(14)
		7 other accounts	$16.84 million
	Kent Peterson	27 RICs	$6.37 billion	1 RIC ($1.04 B)	None
		4 other accounts	$0.63 million
	Marie M. Schofield	27 RICs	$6.37 billion	1 RIC ($1.04 B)	None

Columbia Retirement Plus 2010	Kent M. Bergene(b), (c)	6 RICs	$4.13 billion	None	None	(1)	(15)
		8 other accounts	$1.50 million
	Todd White(d)	2 RICs	$48 million	None	None
		7 PIVs	$2.67 billion
		42 other accounts(e)	$47.81 billion
	Anwiti Bahuguna(c)	17 RICs	$2.1 billion	None	None	(1)	(14)
		26 PIVs	$2.5 billion
		21 other accounts	$243 million
	Kent Peterson(c)	17 RICs	$2.1 billion	None	None
		26 PIVs	$2.5 billion
		20 other accounts	$243 million

		Other Accounts Managed (excluding the fund)			Ownership	Potential
		Number and type	Approximate Total Net	Performance Based	of Fund	Conflicts	Structure of
Fund	Portfolio Manager	of account*	Assets	Accounts(a)	Shares	of Interest	Compensation
Columbia Retirement Plus 2015	Kent M. Bergene(b), (c)	6 RICs	$4.13 billion	None	None	(1)	(15)
		8 other accounts	$1.50 million
	Todd White(d)	2 RICs	$48 million	None	None
		7 PIVs	$2.67 billion
		42 other accounts(e)	$47.81 billion
	Anwiti Bahuguna(c)	17 RICs	$2.1 billion	None	None	(1)	(14)
		26 PIVs	$2.5 billion
		21 other accounts	$243 million
	Kent Peterson(c)	17 RICs	$2.1 billion	None	None
		26 PIVs	$2.5 billion
		20 other accounts	$243 million

Columbia Retirement Plus 2020	Kent M. Bergene(b), (c)	6 RICs	$4.13 billion	None	None	(1)	(15)
		8 other accounts	$1.50 million
	Todd White(d)	2 RICs	$48 million	None	None
		7 PIVs	$2.67 billion
		42 other accounts(e)	$47.81 billion
	Anwiti Bahuguna(c)	17 RICs	$2.1 billion	None	None	(1)	(14)
		26 PIVs	$2.5 billion
		21 other accounts	$243 million
	Kent Peterson(c)	17 RICs	$2.1 billion	None	None
		26 PIVs	$2.5 billion
		20 other accounts	$243 million

Columbia Retirement Plus 2025	Kent M. Bergene(b), (c)	6 RICs	$4.13 billion	None	None	(1)	(15)
		8 other accounts	$1.50 million
	Todd White(d)	2 RICs	$48 million	None	None
		7 PIVs	$2.67 billion
		42 other accounts(e)	$47.81 billion
	Anwiti Bahuguna(c)	17 RICs	$2.1 billion	None	None	(1)	(14)
		26 PIVs	$2.5 billion
		21 other accounts	$243 million
	Kent Peterson(c)	17 RICs	$2.1 billion	None	None
		26 PIVs	$2.5 billion
		20 other accounts	$243 million

Columbia Retirement Plus 2030	Kent M. Bergene(b), (c)	6 RICs	$4.13 billion	None	None	(1)	(15)
		8 other accounts	$1.50 million
	Todd White(d)	2 RICs	$48 million	None	None
		7 PIVs	$2.67 billion
		42 other accounts(e)	$47.81 billion
	Anwiti Bahuguna(c)	17 RICs	$2.1 billion	None	None	(1)	(14)
		26 PIVs	$2.5 billion
		21 other accounts	$243 million
	Kent Peterson(c)	17 RICs	$2.1 billion	None	None
		26 PIVs	$2.5 billion
		20 other accounts	$243 million

		Other Accounts Managed (excluding the fund)			Ownership	Potential
		Number and type	Approximate Total Net	Performance Based	of Fund	Conflicts	Structure of
Fund	Portfolio Manager	of account*	Assets	Accounts(a)	Shares	of Interest	Compensation
Columbia Retirement Plus 2035	Kent M. Bergene(b), (c)	6 RICs	$4.13 billion	None	None	(1)	(15)
		8 other accounts	$1.50 million
	Todd White(d)	2 RICs	$48 million	None	None
		7 PIVs	$2.67 billion
		42 other accounts(e)	$47.81 billion
	Anwiti Bahuguna(c)	17 RICs	$2.1 billion	None	None	(1)	(14)
		26 PIVs	$2.5 billion
		21 other accounts	$243 million
	Kent Peterson(c)	17 RICs	$2.1 billion	None	None
		26 PIVs	$2.5 billion
		20 other accounts	$243 million

Columbia Retirement Plus 2040	Kent M. Bergene(b), (c)	6 RICs	$4.13 billion	None	None	(1)	(15)
		8 other accounts	$1.50 million
	Todd White(d)	2 RICs	$48 million	None	None
		7 PIVs	$2.67 billion
		42 other accounts(e)	$47.81 billion
	Anwiti Bahuguna(c)	17 RICs	$2.1 billion	None	None	(1)	(14)
		26 PIVs	$2.5 billion
		21 other accounts	$243 million
	Kent Peterson(c)	17 RICs	$2.1 billion	None	None
		26 PIVs	$2.5 billion
		20 other accounts	$243 million

Columbia Retirement Plus 2045	Kent M. Bergene(b), (c)	6 RICs	$4.13 billion	None	None	(1)	(15)
		8 other accounts	$1.50 million
	Todd White(d)	2 RICs	$48 million	None	None
		7 PIVs	$2.67 billion
		42 other accounts(e)	$47.81 billion
	Anwiti Bahuguna(c)	17 RICs	$2.1 billion	None	None	(1)	(14)
		26 PIVs	$2.5 billion
		21 other accounts	$243 million
	Kent Peterson(c)	17 RICs	$2.1 billion	None	None
		26 PIVs	$2.5 billion
		20 other accounts	$243 million

For funds with fiscal period ending September 30
Columbia Strategic Allocation	Anwiti Bahuguna	36 RICs	$6.558 billion	None	None	(2)	(24)
		35 PIVs	$4.45 billion
		21 other accounts	$252 million
	Kent Petersen	36 RICs	$6.558 billion	None	None
		35 PIVs	$4.45 billion
		16 other accounts	$252 million
	Marie Schofield	36 RICs	$6.558 billion	None	None
		35 PIVs	$4.45 billion
		17 other accounts	$253 million
	Colin Moore	38 RICs	$7.93 billion	None	None
		35 PIVs	$4.45 billion
		20 other accounts	$255 million

		Other Accounts Managed (excluding the fund)			Ownership	Potential
		Number and type	Approximate Total Net	Performance Based	of Fund	Conflicts	Structure of
Fund	Portfolio Manager	of account*	Assets	Accounts(a)	Shares	of Interest	Compensation
For funds with fiscal period ending October 31
Columbia Emerging Markets Opportunity	Threadneedle:
	Irina Miklavchich(f)	1 other account	$191.52 million	None	None(g)	(10)	(28)
	Rafael Polatinsky	2 RICs	$1.29 billion	2 RICs ($1.29 B)	None(g)
		5 PIVs	$564.21 million
		3 other accounts	$603.52 million

*	RIC refers to a Registered Investment Company (each series or portfolio of a RIC is treated as a separate RIC); PIV refers to a Pooled Investment Vehicle.

(a)	Number of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts.

(b)	Mr. Bergene has overall accountability for the group that monitors the subadvisers for the funds and for making recommendations to the Board of Directors/Trustees on changes to those subadvisers.

(c)	The portfolio manager began managing the fund after its last fiscal year end; reporting information is provided as of April 30, 2010.

(d)	The portfolio manager began managing the fund after its last fiscal year end; reporting information is provided as of March 31, 2011.

(e)	Reflects each wrap program strategy as a single client, rather than counting each participant in the program as a separate client.

(f)	The portfolio manager began managing the fund effective May 10, 2011; reporting information is provided as of March 31, 2011.

(g)	The fund is available for sale only in the U.S. The portfolio managers do not reside in the U.S. and therefore do not hold any shares of the fund.

*	Valid until next update.